Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,231,000.00
Previously Paid Amount	0.00
Total Fee Amount	188.47
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 188.47
Narrative - Max Aggregate Offering Price	$ 1,231,000.00
Final Prospectus	true